Property, plant and equipment, net	3 Months Ended
Mar. 31, 2023
Property, plant and equipment, net
Property, plant and equipment, net

5. Property, plant and equipment, net

	3/31/2023	12/31/2022

	(€ in thousands)
Land, buildings and leasehold improvements	11,754	12,038
Plant and machinery	5,084	4,900
Other facilities, factory and office equipment	726	784
Assets under construction and prepayments made	80	77
Total	17,644	17,799
Thereof pledged assets of Property, Plant and Equipment	288	310

As of March 31, 2023, the pledged assets consist of three (December 31, 2022: three) 3D printers that serve as collateral for certain credit lines and loan agreements.